UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Peninsula Capital Management, LP

Address:    235 Pine Street, Suite 1600
            San Francisco, California 94104


13F File Number: 028-12488

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Scott A. Bedford
Title:      Executive Officer
Phone:      (415) 568-3380

Signature, Place and Date of Signing:


  /s/ Scott A. Bedford       San Francisco, California     February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $117,917
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name

1.          028-12522                   Peninsula Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1            COL 2     COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                              TITLE
                               OF                    VALUE     SHS OR    SH/ PUT/  INVESTMENT       OTHER   VOTING AUTHORITY
       NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION       MGRS    SOLE      SHARED NONE
ACME PACKET INC               COM       004764106     2,750      250,000 SH        Shared-Defined    1        250,000
AMAZON COM INC                COM       023135106     6,726       50,000 SH        Shared-Defined    1         50,000
APPLE INC                     COM       037833100     8,429       40,000 SH        Shared-Defined    1         40,000
ARUBA NETWORKS INC            COM       043176106     4,744      445,000 SH        Shared-Defined    1        445,000
ATHENAHEALTH INC              COM       04685W103     4,072       90,000 SH        Shared-Defined    1         90,000
ATHEROS COMMUNICATIONS INC    COM       04743P108     4,417      128,993 SH        Shared-Defined    1        128,993
BLACKROCK INC                 COM       09247X101     4,180       18,000 SH        Shared-Defined    1         18,000
CERNER CORP                   COM       156782104     4,122       50,000 SH        Shared-Defined    1         50,000
CREE INC                      COM       225447101     4,510       80,000 SH        Shared-Defined    1         80,000
ELOYALTY CORP                 COM NEW   290151307     4,811      700,300 SH        Shared-Defined    1        700,300
EVOLUTION PETROLEUM CORP      COM       30049A107    10,749    2,457,469 SH        Shared-Defined    1      2,457,469
GREEN MTN COFFEE ROASTERS IN  COM       393122106     6,518       80,000 SH        Shared-Defined    1         80,000
MERCADOLIBRE INC              COM       58733R102     4,668       90,000 SH        Shared-Defined    1         90,000
MOSAIC CO                     COM       61945A107     5,973      100,000 SH        Shared-Defined    1        100,000
NETFLIX INC                   COM       64110L106     5,509      100,000 SH        Shared-Defined    1        100,000
NETLOGIC MICROSYSTEMS INC     COM       64118B100     3,182       68,775 SH        Shared-Defined    1         68,775
NORTHERN OIL & GAS INC NEV    COM       665531109     3,434      290,000 SH        Shared-Defined    1        290,000
NVR INC                       COM       62944T105     4,264        6,000 SH        Shared-Defined    1          6,000
PETROHAWK ENERGY CORP         COM       716495106     4,078      170,000 SH        Shared-Defined    1        170,000
PRICELINE COM INC             COM NEW   741503403     5,460       25,000 SH        Shared-Defined    1         25,000
QUALITY SYS INC               COM       747582104     3,768       60,000 SH        Shared-Defined    1         60,000
SOLARWINDS INC                COM       83416B109     1,266       55,000 SH        Shared-Defined    1         55,000
SXC HEALTH SOLUTIONS CORP     COM       78505P100     3,777       70,000 SH        Shared-Defined    1         70,000
THOR INDS INC                 COM       885160101       785       25,000 SH        Shared-Defined    1         25,000
ULTRA PETROLEUM CORP          COM       903914109     4,737       95,000 SH        Shared-Defined    1         95,000
VEECO INSTRS INC DEL          COM       922417100       991       30,000 SH        Shared-Defined    1         30,000

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